Schedule Of Non-Employee Stock Options Awards Valuation Assumptions (Details)	12 Months Ended
Mar. 31, 2016 USD ($) yr
Share Based Payments Schedule Of Non-employee Stock Options Awards Valuation Assumptions 1	$ 0.97
Share Based Payments Schedule Of Non-employee Stock Options Awards Valuation Assumptions 2	3.20
Share Based Payments Schedule Of Non-employee Stock Options Awards Valuation Assumptions 3	1.52
Share Based Payments Schedule Of Non-employee Stock Options Awards Valuation Assumptions 4	$ 1.90
Share Based Payments Schedule Of Non-employee Stock Options Awards Valuation Assumptions 5 | yr	3.23
Share Based Payments Schedule Of Non-employee Stock Options Awards Valuation Assumptions 6 | yr	4.24
Share Based Payments Schedule Of Non-employee Stock Options Awards Valuation Assumptions 7	84.62%
Share Based Payments Schedule Of Non-employee Stock Options Awards Valuation Assumptions 8	67.85%
Share Based Payments Schedule Of Non-employee Stock Options Awards Valuation Assumptions 9	0.53%
Share Based Payments Schedule Of Non-employee Stock Options Awards Valuation Assumptions 10	1.31%
Share Based Payments Schedule Of Non-employee Stock Options Awards Valuation Assumptions 11	0.00%
Share Based Payments Schedule Of Non-employee Stock Options Awards Valuation Assumptions 12	0.00%